Summary of Nonvested Shares of Restricted Stock Awards (Detail) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011 Restricted stock awards [Member]
Stock Based Compensation [Line Items]
Number of shares, Nonvested, December 31, 2010		176,668
Number of shares, Granted		1,000,000
Number of shares, Vested	(4,531,875)	(135,001)
Number of shares, Forfeited		(41,667)
Number of shares, Nonvested, December 31, 2011		1,000,000
Weighted Average Grant Date Fair Value, Nonvested, December 31, 2010		$ 4.90
Weighted Average Grant Date Fair Value, Granted		$ 3.50
Weighted Average Grant Date Fair Value, Vested		$ 4.90
Weighted Average Grant Date Fair Value, Forfeited		$ 4.90
Weighted Average Grant Date Fair Value, Nonvested, December 31, 2011		$ 3.50